Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Debt Securities In Issue [abstract]
Subordinated bonds at beginning of period	¥ 1,444,192	¥ 1,113,750
Cash flows:
Proceeds from issuance of subordinated bonds	252,506	274,551	¥ 99,984
Redemption of subordinated bonds	(439,941)	0
Non-cash changes:
Foreign exchange translations	(5,117)	76,999
Others	22,914	(21,108)
Subordinated bonds at end of period	¥ 1,274,554	¥ 1,444,192	¥ 1,113,750